SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Net impact of exemption and favorable tax rate rendered by local tax authorities
Foreign loss not recognized in PRC	2.00%		3.00%
Permanent difference and others	(4.00%)	(1.00%)	(6.00%)
Change in valuation allowance	(23.00%)	(25.00%)	(22.00%)
Effective tax rate